Consolidated Statements of Comprehensive Income $ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Net sales
Domestic		$ 37,025,508	$ 762,114,551	$ 503,712,031	$ 807,020,214
Export		35,394,410	728,540,828	445,234,329	585,842,291
Services income		241,613	4,973,241	4,715,484	9,108,680
Total revenues		72,661,531	1,495,628,620	953,661,844	1,401,971,185
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net		(58,814)	(1,210,595)	(36,353,700)	(31,283,154)
Cost of sales		51,820,667	1,066,650,702	832,614,690	1,122,933,424
Gross income		20,782,050	427,767,323	84,693,454	247,754,607
Other revenues (expenses):
Distribution, transportation and sale expenses		730,612	15,038,550	12,436,242	21,885,911
Administrative expenses		7,308,393	150,432,311	145,894,444	130,768,822
Other revenues		855,076	17,600,466	11,768,846	14,940,447
Other expenses		(2,476,211)	(50,969,096)	(1,194,714)	(7,211,691)
Operating income		11,121,910	228,927,832	(63,063,100)	102,828,630
Financing income	[1]	1,404,367	28,906,784	16,742,048	29,235,603
Financing cost	[2]	(7,995,319)	(164,571,647)	(161,765,242)	(132,861,340)
Derivative financial instruments (cost) income, net		(1,225,459)	(25,224,243)	17,096,141	(23,263,923)
Foreign exchange (loss) income, net		(2,219,013)	(45,675,050)	(128,949,304)	86,930,388
Sum of financing (costs) net, derivative instruments (cost) and foreign exchange gains, net		(10,035,424)	(206,564,156)	(256,876,357)	(39,959,272)
(Loss) profit sharing in joint ventures and associates		(150,028)	(3,088,107)	(3,540,533)	(1,157,893)
(Impairment) in joint ventures		(325,665)	(6,703,324)	0	0
(Loss) income before duties, taxes and other		610,793	12,572,245	(323,479,990)	61,711,465
Profit sharing duty, net		14,906,468	306,827,282	154,609,136	372,812,500
Income tax expense		25,304	520,840	30,962,939	(28,989,011)
Total duties, taxes and other		14,931,772	307,348,122	185,572,075	343,823,489
Net loss (income) for the year		(14,320,979)	(294,775,877)	(509,052,065)	(282,112,024)
Currency translation effect		376,038	7,740,186	7,876,961	(2,695,532)
Actuarial (losses) gains - employee benefits, net of taxes		9,979,246	205,407,809	(19,182,373)	(309,327,314)
Total other comprehensive results		10,355,284	213,147,995	(11,305,412)	(312,022,846)
Total comprehensive (loss) income		(3,965,695)	(81,627,882)	(520,357,477)	(594,134,870)
Net loss attributable to:
Controlling interest		(14,309,139)	(294,532,168)	(508,878,813)	(281,490,302)
Non-controlling interest		(11,840)	(243,709)	(173,252)	(621,722)
Net loss (income) for the year		(14,320,979)	(294,775,877)	(509,052,065)	(282,112,024)
Other comprehensive results attributable to:
Controlling interest		10,355,162	213,145,476	(11,206,400)	(312,025,657)
Non-controlling interest		122	2,519	(99,012)	2,811
Total other comprehensive results		10,355,284	213,147,995	(11,305,412)	(312,022,846)
Comprehensive (loss) income:
Controlling interest		(3,953,977)	(81,386,692)	(520,085,213)	(593,515,959)
Non-controlling interest		(11,718)	(241,190)	(272,264)	(618,911)
Total comprehensive (loss) income		$ (3,965,695)	$ (81,627,882)	$ (520,357,477)	$ (594,134,870)

[1]	Includes financing income from investments and gain on discount rate of plugging of wells in 2021, 2020 and 2019.
[2]	Mainly interest on debt.